2 SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Notes
2 SIGNIFICANT ACCOUNTING POLICIES

2          SIGNIFICANT ACCOUNTING POLICIES

Statement of Compliance

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”). The policies applied in these consolidated financial statements are based on IFRS in effect as at December 31, 2017.

Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned legal subsidiaries Snipp Interactive Inc. (formerly Consumer Impulse, Inc.), which was incorporated in Delaware, USA, Snipp Interactive (India) Private Limited, which was incorporated in India, Snipp Interactive Limited (formerly Swiss Post Solutions Ireland Limited) (Note 10), which was incorporated in Ireland, Snipp Interactive Limited, which was incorporated in the United Kingdom, Snipp Interactive AG, which was incorporated in Switzerland, Hip Digital, Inc. (Note 11), which was incorporated in Delaware, USA and Hip Digital Media Inc., which was incorporated in British Columbia, Canada. All material inter-company balances and transactions have been eliminated.

Equipment

Equipment are recorded at cost and depreciated over their estimated useful lives as follows:

Office equipment	3-5 years	Straight-line
Computer equipment	3-5 years	Straight-line

Intangible Assets

Intangible assets are recorded at cost when internally generated assets and at fair value when acquired during a business acquisition. Intangible assets are amortized over their estimated useful lives as follows:

Software platform	5 years	Straight-line
Acquired intellectual property (Note 10, 11)	5 years	Straight-line
Acquired customer relationships (Note 10, 11)	5 years	Straight-line
Acquired music label contracts (Note 11)	5 years	Straight-line

Software platform

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:

•          It is technically feasible to complete the software product so that it will be available for use;

•          Management intends to complete the software product and use or sell it;

•          There is an ability to use or sell the software product;

•          It can be demonstrated how the software product will generate probable future economic benefits;

•          Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•          The expenditure attributable to the software product during its development can be reliably measured.

Costs that qualify for capitalization include both internal and external costs. These costs are amortized over their expected useful lives estimated at 5 years. Residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Acquired intellectual property

The Company acquired intellectual property from the acquisition of Swiss Post Solutions Ireland Limited (Note 10) and Hip Digital Media Inc. (Note 11). The acquired intellectual property is a customer loyalty management platform and a rewards platform. This acquired intellectual property is being amortized over the estimated useful life of 5 years.

Acquired customer relationships

The Company acquired customer relationships from the acquisition of Swiss Post Solutions Ireland Limited (Note 10) and Hip Digital Media Inc. (Note 11). The acquired customer relationships represent the customer base and corresponding contracts that have been generating revenue for the acquired businesses in prior and current fiscal periods. The value of these acquired customer relationships is being amortized over the estimated useful life of 5 years.

Acquired music label contracts

The Company acquired music label contracts from the acquisition of Hip Digital Media Inc. (Note 11). The acquired music label contracts represent contracts with music labels that provide for the procurement of music content at wholesale pricing and that are then sold for profit to customers as part of customer revenue contracts that have been generating revenue in prior and current fiscal periods. The value of these acquired music label contracts is being amortized over the estimated useful life of 5 years.

Critical judgement and accounting estimates

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported expenses during the period. Actual results could differ from these estimates. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets, liabilities, and equity in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

i)     The recoverability of accounts receivable that are included in the consolidated statements of financial position are based on historical collection of receivables.

ii)    The inputs used in accounting for share-based payments expense included in profit and loss calculated using the Black-Scholes option pricing model (Note 9).

iii)   The carrying value of intangible assets (capitalized software development, customer relationships, intellectual property and music label contracts) that are included in the consolidated statements of financial position are based on management assessments of the recoverable amount of the asset. As well, management estimates the capitalized costs that are directly attributable to the development of the intangible asset (Note 6).

iv)   The estimates used in determining the fair value for the Derivative Liability, which is composed of valuations of Financing warrants, as defined and described in Note 9, utilizes estimates made by management in determining the appropriate input variables in the Black-Scholes valuation model as disclosed in Note 9.

v)    The carrying value of goodwill and intangibles acquired from acquisitions and estimates on any assumptions underlying the analysis of impairment.

vi)   The purchase price allocation corresponding to completed acquisitions and the related contingent considerations (Note 10 and Note 11).

Revenue recognition

The Company provides a full suite of promotions-related marketing services in the US, Canada and internationally, and generates revenue by designing, constructing, implementing and managing these promotions marketing services for its customers. Revenue is recognized in the period in which the services are rendered to the customer and collection is reasonably assured. Development fees are recorded as revenue when the set-up is complete, or on a percentage of completion basis for long-term developments. Monthly maintenance and loyalty catalyst services are recorded as revenue in the month which services are provided. Cash received in advance of services performed is recorded as deferred revenue.

The Company provides a full suite of promotions-related marketing services in the US, Canada and internationally, and generates revenue by designing, constructing, implementing and managing these promotions marketing services for its customers. Revenue is recognized in the period in which the services are rendered to the customer and collection is reasonably assured. Development fees are recorded as revenue when the set-up is complete, or on a percentage of completion basis for long-term developments. Monthly maintenance and loyalty catalyst services are recorded as revenue in the month which services are provided. Cash received in advance of services performed is recorded as deferred revenue.

Arrangements with multiple deliverables

Many of the Company’s arrangements with customers include multiple items such as campaign development and campaign management which are delivered at varying times. In these cases, the Company treats the delivered items as separate units of accounting if they have value to the customer on a stand-alone basis and, where the arrangement includes a general right of return relative to the delivered item, delivery or performance of undelivered items is considered probable and substantially in the Company’s control. The Company allocates the total arrangement consideration to all deliverables using its best estimate of their relative fair value, since vendor-specific objective or third-party evidence of the selling price is generally unavailable. It then recognizes revenue on the different deliverables in accordance with the policies set out above.

Income taxes

Income tax expense consists of current and deferred tax expense. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive loss. Current tax is recognized and measured at the amount expected to be recovered from or payable to the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years. Deferred tax is recognized on any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable earnings. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled based on tax rates and laws that have been enacted or substantively enacted by the end of the reporting period. The effect of a change in the enacted or substantively enacted tax rates is recognized in net earnings and comprehensive income or in equity depending on the item to which the adjustment relates. Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Foreign currencies

IFRS requires that the functional currency of each entity in the consolidated group be determined separately and that each entity’s financial results and position should be measured using the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian Dollar, the functional currency of its wholly-owned legal subsidiaries are:

Snipp Interactive Inc. (formerly Consumer Impulse, Inc.), - U.S. Dollar;

Snipp Interactive (India) Private Limited, - Indian Rupee;

Snipp Interactive Limited (formerly Swiss Post Solutions Ireland Limited), - European Euro;

Snipp Interactive Limited (United Kingdom), - British Pound;

Snipp Interactive AG, - Swiss Franc;

Hip Digital Media Inc. (USA), - U.S. Dollar; and

Hip Digital Media Inc. (Canada), - Canadian Dollar.

The presentation currency of the Company’s consolidated financial statements is the U.S. dollar (“$”). Under IFRS, when the Company translates the financial statements of entities from their functional currency to the presentation currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the end of the reporting period. Share capital, warrants, equity reserves, other comprehensive income, and deficit are translated into U.S. dollars at historical exchange rates. Revenues and expenses are translated into U.S. dollars at the average exchange rate for the period. Foreign exchange gains and losses on translation are included in other comprehensive income. Within each entity, transactions denominated in foreign currencies are translated into the functional currency using the exchange rate in effect at the dates of the transactions, and monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the end of the reporting period. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in profit or loss.

Foreign exchange gains and losses on intercompany loans receivable from foreign operations, for which settlement is neither planned nor likely to occur in the foreseeable future are recognized in other comprehensive income and accumulated in a separate component of equity, irrespective of the currency the intercompany loan is denominated in. In substance, such an item forms part of the Company’s net investment in the foreign operation. Such items are reclassified from equity to profit or loss on disposal of the net investment in foreign operations.

Financial instruments

Financial assets

The Company classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing them in the near term. They are carried in the statements of financial position at fair value with changes in fair value recognized in profit or loss.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at cost less any provision for impairment. Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method. If there is objective evidence that the investment is impaired, determined by reference to external credit ratings and other relevant indicators, the financial asset is measured at the present value of estimated future cash flows. Any changes to the carrying amount of the investment, including impairment losses, are recognized in profit or loss.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-forsale. They are carried at fair value with changes in fair value recognized in other comprehensive income or loss. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from equity and recognized in profit or loss.

The Company has classified its cash and cash equivalents at fair value through profit or loss. The Company’s accounts receivable are classified as loans and receivables.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the asset was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives and liabilities acquired or incurred principally for the purpose of selling or repurchasing them in the near term. They are carried in the consolidated statements of financial position at fair value with changes in fair value recognized in profit or loss.

Other financial liabilities: This category includes amounts due to related parties, accounts payables and accrued liabilities, and working capital line of credit all of which are recognized at amortized cost.

The Company classifies fair value measurements using a fair value hierarchy that reflects the significant of inputs used in making the measurements. The fair value hierarchy shall have the following levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 – Inputs that are not based on observable market data.

See Note 13 for relevant disclosures.

Warrants and Options

The Company generally has two types of warrants: Transaction Warrants, which were issued as a result of the Company’s Qualifying Transaction on March 1, 2012; and, Financing Warrants, which are issued as a result of the various private placements completed by the Company.

When such warrants have an exercise price denominated in a different currency than the functional currency of the Company, these warrants are recorded at their fair value as a derivative liability and classified as fair value through profit or loss. Specifically, if the exercise price of a Financing Warrant is denominated in Canadian dollars the warrants recorded at their fair value and are classified as a derivative liability with the residual amount of the proceeds being allocated to the common shares. For Transaction Warrants that do not qualify as a derivative, the fair value of the warrants are separated on the statements of changes in equity (deficiency). For Financing Warrants that do not qualify as a derivative, the fair value of the warrants are not separated within the statements of changes in equity (deficiency). Proceeds from the exercise of warrants are recorded as share capital in the amount for which the warrant enabled the holder to purchase a share in the Company, in addition to the proportionate amount of reserves originally created at the issuance of the warrants.

The Company has also issued Finder’s Unit Options and Broker Unit Options which have been issued as a result of past financings. A unit option when exercised results in the issuance of a common share and a warrant entitling the holder to purchase an additional common share. The fair value of issued Finder’s Unit Options and Broker Unit Options are recorded as contributed surplus with a charge to common shares as a cost of financing.

Impairment

Financial assets

A financial asset not carried at fair value through profit or loss is assessed at the end of each reporting period to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between the asset’s carrying value and its fair value. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Non-financial assets

The carrying amounts of the Company’s definite-life non-financial assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The recoverable amount of an asset is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the  assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”, or “CGU”). An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Impairment losses recognized in prior periods are assessed at the end of each reporting period for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if noimpairment loss had been recognized.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which goodwill relates. Where the recoverable amount of the CGU, including goodwill, is less than its carrying value, an impairment loss is recognized. Impairment losses related to goodwill cannot be reversed in future periods.

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. In calculating the diluted loss per share, the weighted average number of common shares outstanding assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. For the periods presented, all options and warrants were anti-dilutive.

Share-based payments

The Company uses the fair value method whereby the Company recognizes compensation costs for the granting of all stock options and direct awards of stock based on their fair value over the period of vesting using the Black-Scholes option pricing model. Any consideration paid by the option holders to purchase shares is credited to capital stock.

Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity settled share-based payment transactions and measured at the fair value of goods or services received. If the fair value of the goods or services received cannot be estimated reliably, the share based payment transaction is measured at the fair value of the equity instruments granted at the date the Company receives the goods or the services.

Adoption of accounting standards

Effective January 1, 2017, the Company adopted the amendments issued in January 2016 to IAS 7, Statement of Cash Flows (“IAS 7”). These amendments were applied prospectively. These amendments required the Company to provide information about changes in their financing liabilities. Adoption of these amendments did not have a significant impact on the Company’s consolidated financial statements.

Recent accounting pronouncements

IFRS 9 was issued in November 2009 and subsequently amended as part of an ongoing project to replace IAS 39 Financial instruments: Recognition and measurement. The standard introduces new requirements for classifying and measuring financial assets and liabilities. The effective date of IFRS 9 is January 1, 2018. The Company intends to adopt the standard on its effective date and has not yet evaluated the impact on the consolidated financial statements.

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). IFRS 15 is effective for periods beginning on or after January 1, 2018 and is to be applied retrospectively. IFRS 15 clarifies the principles for recognizing revenue from contracts with customers. IFRS 15 will also result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (i.e. service revenue and contract modifications) and improve guidance for multiple-element arrangements. The Company has completed its analysis of this new standard and concluded that its adoption of the new standard will not have a material effect on its consolidated financial statements and related disclosures. The Company adopted the new standard effective January 1, 2018.

IFRS 16, “Leases”, will be effective for annual periods beginning on or after January 1, 2019. The most significant change introduced by IFRS 16 is a single lessee accounting model, bringing leases on balance sheet for lessees. Management anticipates that this standard will be adopted in the Company's consolidated financial statements for the year beginning January 1, 2019 and has not yet considered the potential impact of the adoption of IFRS 16.